Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Financial Assets
Derivative financial assets – net of current portion		₱ 1
Current Financial Assets
Short-term investments	₱ 989	314
Current portion of derivative financial assets	22	41
Current portion of FVOCI	168	2,757
Current portion of other financial assets	7,172	8,086
Total assets	75,089	63,671
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	360	25
Current Financial Liabilities
Current portion of derivative financial liabilities	176	88
Total liabilities	415,474	372,490
Fair Value [Member]
Noncurrent Financial Assets
Financial assets at FVPL	380	3,369
Derivative financial assets – net of current portion		1
Financial assets at FVOCI – net of current portion		162
Current Financial Assets
Short-term investments	481
Current portion of derivative financial assets	22	41
Current portion of FVOCI	168	2,757
Current portion of other financial assets	6,972	6,866
Total assets	8,023	13,196
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	360	25
Current Financial Liabilities
Accrued expenses and other current liabilities	7,849	7,851
Current portion of derivative financial liabilities	176	88
Total liabilities	8,385	7,964
Fair Value [Member] | Level 1 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	61	2,442
Current Financial Assets
Total assets	61	2,442
Fair Value [Member] | Level 2 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	294	304
Derivative financial assets – net of current portion		1
Financial assets at FVOCI – net of current portion		162
Current Financial Assets
Short-term investments	481
Current portion of derivative financial assets	22	41
Current portion of FVOCI	168	2,757
Current portion of other financial assets	6,972	6,866
Total assets	7,937	10,131
Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	360	25
Current Financial Liabilities
Accrued expenses and other current liabilities	7,849	7,851
Current portion of derivative financial liabilities	176	88
Total liabilities	8,385	7,964
Fair Value [Member] | Level 3 [Member]
Noncurrent Financial Assets
Financial assets at FVPL	25	623
Current Financial Assets
Total assets	₱ 25	₱ 623